Loss from Inventory Valuation, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory valuation
Loss from inventory valuation	$ 4,001	$ 0	$ 0